Offerings - Offering: 1	Oct. 09, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) promulgated under the Securities Act of 1933, as amended.